Investments in joint ventures and associates - Disclosure of material interest in joint ventures and associates (Details) £ in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£)	Feb. 25, 2022 lease	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Joint ventures
Disclosure of joint ventures [line items]
Amounts payable	£ 247		£ 17	£ 0
Millennium Pipeline Company LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	26.25%
BritNed Development Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Nemo Link Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Emerald Energy Venture LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
Bight Wind Holdings LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	27.27%
Bight Wind Holdings LLC | Joint ventures
Disclosure of joint ventures [line items]
Number of leases won | lease		6
Amounts payable	£ 223